Subsequent Events, textual (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 22, 2018	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity
Repurchase of preferrred stock			$ 114	$ 1,710	$ 590
Hull No. 1551
Line of credit
Sales Fees				$ 0
Series B cumulative redeemable perpetual preferred shares
Equity
Repurchased shares			114,232
Subsequent Events | Series B cumulative redeemable perpetual preferred shares
Equity
Repurchased shares	379,514
Preferred Shares, Redemption Price Per Share	$ 25
Preferred Shares, Per Share Amounts Of Preferred Dividends In Arrears	$ 44
Repurchase of preferrred stock	$ 9,532
Preferred Stock Redemption Amount	$ 9,488
Subsequent Events | Preferred Shares
Dividend declaration
Dividends Payable, Amount Per Share		$ 0.5
Dividends Payable		$ 2,940
Dividends Payable, Date Of Record		Jan. 23, 2018
Dividends Payable, Date to be Paid		Jan. 30, 2018